Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Summary of activity for related party loans
(Dollars in thousands)
	2024	2023
Beginning balance	$3,569	3,381
Disbursements	6,095	1,976
Repayments	(4,793)	(1,788)
Ending balance	$4,871	3,569